Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Schedule Of Fair Value Of Investments In And Unfunded Commitments To Funds Measured At Net Asset Value
	December 31, 2017		December 31, 2016
	Fair value of investments	Unfunded commitments	Fair value of investments	Unfunded commitments
Money market funds	$77,441	$—	$35,637	$—
Mutual funds	11,748	—	11,301	—
Private equity funds	7,677	1,825	9,310	2,020
Partnership interests	5,124	1,330	15,798	1,822
Private company investments	—	—	18,763	8,526
Total	$101,990	$3,155	$90,809	$12,368

Fair Value Of Assets And Liabilities Measured On Recurring Basis

	December 31, 2017
	Total	Level 1	Level 2	Level 3
Financial instruments owned:
U.S. government securities	$13,466	$13,466	$—	$—
U.S. government agency securities	147,223	—	147,223	—
Mortgage-backed securities:
Agency	329,691	—	329,691	—
Non-agency	75,154	—	74,796	358
Corporate securities:
Fixed income securities	329,179	362	328,575	242
Equity securities	46,802	46,411	138	253
Sovereign debt	32,470	—	32,470	—
State and municipal securities	169,699	—	169,699	—
Total financial instruments owned	1,143,684	60,239	1,082,592	853
Available-for-sale securities:
U.S. government agency securities	4,983	516	4,467	—
State and municipal securities	70,559	—	70,559	—
Mortgage-backed securities:
Agency	305,530	—	305,530	—
Commercial	72,488	—	72,488	—
Non-agency	1,568	—	1,568	—
Corporate fixed income securities	1,211,442	—	1,211,442	—
Asset-backed securities	2,106,938	—	2,106,938	—
Total available-for-sale securities	3,773,508	516	3,772,992	—
Investments:
Corporate equity securities	49,978	49,978	—	—
Auction rate securities:
Equity securities	34,789	—	—	34,789
Municipal securities	846	—	—	846
Other	1,217	—	360	857
Investments measured at NAV	24,549
Total investments	111,379	49,978	360	36,492
Cash equivalents measured at NAV	77,441
Derivative contracts (1)	7,995	—	7,995	—
	$5,114,007	$110,733	$4,863,939	$37,345

(1)	Included in other assets in the consolidated statements of financial condition.
	December 31, 2017
	Total	Level 1	Level 2	Level 3
Liabilities:
Financial instruments sold, but not yet purchased:
U.S. government securities	$442,402	$442,402	$—	$—
U.S. government agency securities	10,348	—	10,348	—
Mortgage-backed securities:
Agency	86,612	—	86,612	—
Corporate securities:
Fixed income securities	180,755	—	180,755	—
Equity securities	38,510	38,070	440	—
Sovereign debt	20,236	—	20,236	—
Total financial instruments sold, but not yet purchased	$778,863	$480,472	$298,391	$—

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2016, are presented below (in thousands):

	December 31, 2016
	Total	Level 1	Level 2	Level 3
Financial instruments owned:
U.S. government securities	$9,951	$9,951	$—	$—
U.S. government agency securities	89,833	—	89,833	—
Mortgage-backed securities:
Agency	305,774	—	305,774	—
Non-agency	28,402	—	27,320	1,082
Corporate securities:
Fixed income securities	269,561	1,944	267,344	273
Equity securities	32,044	31,444	—	600
Sovereign debt	30,385	—	30,385	—
State and municipal securities	159,095	—	159,095	—
Total financial instruments owned	925,045	43,339	879,751	1,955
Available-for-sale securities:
U.S. government agency securities	4,197	300	3,897	—
State and municipal securities	72,490	—	72,490	—
Mortgage-backed securities:
Agency	338,732	—	338,732	—
Commercial	72,773	—	72,773	—
Non-agency	1,892	—	1,892	—
Corporate fixed income securities	823,511	—	823,511	—
Asset-backed securities	1,867,718	—	1,867,718	—
Total available-for-sale securities	3,181,313	300	3,181,013	—
Investments:
Corporate equity securities	27,247	23,414	—	3,833
Auction rate securities:
Equity securities	48,689	—	—	48,689
Municipal securities	832	—	—	832
Other	1,623	—	383	1,240
Investments measured at NAV	55,172
Total investments	133,563	23,414	383	54,594
Cash equivalents measured at NAV	35,637
Derivative contracts (1)	10,390	—	10,390	—
	$4,285,948	$67,053	$4,071,537	$56,549

(1)	Included in other assets in the consolidated statements of financial condition.
	December 31, 2016
	Total	Level 1	Level 2	Level 3
Liabilities:
Financial instruments sold, but not yet purchased:
U.S. government securities	$362,536	$362,536	$—	$—
U.S. government agency securities	20,549	—	20,549	—
Mortgage-backed securities:
Agency	94,552	—	94,552	—
Non-agency	1	—	1	—
Corporate securities:
Fixed income securities	175,301	980	174,321	—
Equity securities	18,395	18,395	—	—
Sovereign debt	27,667	—	27,667	—
State and municipal securities	31	—	31	—
Total financial instruments sold, but not yet purchased	699,032	381,911	317,121	—
Derivative contracts (2)	1,823	—	1,823	—
	$700,855	$381,911	$318,944	$—

(2)	Included in accounts payable and accrued expenses in the consolidated statements of financial condition.

Schedule Of Changes In Fair Value Associated With Level 3 Financial Instruments

	Year Ended December 31, 2017
	Financial instruments owned			Investments
	Mortgage- Backed Securities – Non-Agency	Corporate Fixed Income Securities	Equity Securities	Corporate Equity Securities	Auction Rate Securities – Equity	Auction Rate Securities – Municipal	Other
Balance at December 31, 2016	$1,082	$273	$600	$3,833	$48,689	$832	$1,240
Unrealized gains/(losses):
Included in changes in net assets (1)	(260)	—	(88)	(133)	785	14	—
Realized gains/(losses) (1)	90	—	(259)	13	—	—	(383)
Purchases	—	—	—	—	—	—	—
Sales	(324)	—	—	(120)	—	—	—
Redemptions	(230)	(31)	—	—	—	—	—
Transfers:
Into Level 3	—	—	—	—	—	—	—
Out of Level 3	—	—	—	(3,593)	(14,685)	—	—
Net change	(724)	(31)	(347)	(3,833)	(13,900)	14	(383)
Balance at December 31, 2017	$358	$242	$253	$—	$34,789	$846	$857

(1)	Realized and unrealized gains/(losses) related to financial instruments owned and investments are reported in other income in the consolidated statements of operations.

	Year Ended December 31, 2016
	Financial instruments owned			Investments
	Mortgage- Backed Securities – Non-Agency	Corporate Fixed Income Securities	Equity Securities	Corporate Equity Securities	Auction Rate Securities – Equity	Auction Rate Securities – Municipal	Other
Balance at December 31, 2015	$1,476	$—	$619	$2,942	$50,442	$1,315	$20
Unrealized gains/(losses):
Included in changes in net assets (1)	(18)	—	(279)	(361)	547	67	—
Realized gains (1)	54	—	—	2,453	—	—	—
Purchases	—	292	253	3,593	50	—	3,782
Sales	—	—	—	—	—	—	—
Redemptions	(430)	(19)	—	(4,794)	(2,350)	(550)	—
Transfers:
Into Level 3	—	—	7	—	—	—	465
Out of Level 3	—	—	—	—	—	—	(3,027)
Net change	(394)	273	(19)	891	(1,753)	(483)	1,220
Balance at December 31, 2016	$1,082	$273	$600	$3,833	$48,689	$832	$1,240

(1)	Realized and unrealized gains/(losses) related to financial instruments owned and investments are reported in other income in the consolidated statements of operations.

Quantitative Information Related To The Significant Unobservable Inputs Utilized In Level 3 Recurring Fair Value Measurements

	Valuation technique	Unobservable input	Range	Weighted average
Investments:
Auction rate securities:
Equity securities	Discounted cash flow	Discount rate	0.8% to 9.8%	4.8%
		Workout period	1-3 years	2.2 years
Municipal securities	Discounted cash flow	Discount rate	1.0% to 9.1%	3.4%
		Workout period	1-4 years	1.9 years

Schedule Of Fair Value Of Financial Instruments

	December 31, 2017		December 31, 2016
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Financial assets:
Cash and cash equivalents	$696,283	$696,283	$912,932	$912,932
Cash segregated for regulatory purposes	90,802	90,802	73,235	73,235
Securities purchased under agreements to resell	512,220	512,220	248,588	248,588
Financial instruments owned	1,143,684	1,143,684	925,045	925,045
Available-for-sale securities	3,773,508	3,773,508	3,181,313	3,181,313
Held-to-maturity securities	3,698,098	3,710,478	3,038,405	3,040,554
Loans held for sale	226,068	226,068	228,588	228,588
Bank loans	6,947,759	6,953,328	5,591,190	5,633,804
Investments	111,379	111,379	133,563	133,563
Derivative contracts (1)	7,995	7,995	10,390	10,390
Financial liabilities:
Securities sold under agreements to repurchase	$233,704	$233,704	$268,546	$268,546
Bank deposits	13,411,935	12,702,746	11,527,483	11,092,185
Financial instruments sold, but not yet purchased	778,863	778,863	699,032	699,032
Derivative contracts (2)	—	—	1,823	1,823
Borrowings	256,000	256,000	377,000	377,000
Federal Home Loan Bank advances	745,000	745,000	500,000	500,000
Senior notes	1,014,940	1,044,768	795,891	799,632
Debentures to Stifel Financial Capital Trusts	67,500	64,962	67,500	52,525

(1)	Included in other assets in the consolidated statements of financial condition.
(2)	Included in accounts payable and accrued expenses in the consolidated statements of financial condition.

Estimated Fair Values Of Financial Instruments Not Measured At Fair Value

	December 31, 2017
	Total	Level 1	Level 2	Level 3
Financial assets:
Cash	$618,842	$618,842	$—	$—
Cash segregated for regulatory purposes	90,802	90,802	—	—
Securities purchased under agreements to resell	512,220	428,740	83,480	—
Held-to-maturity securities	3,710,478	—	3,517,781	192,697
Loans held for sale	226,068	—	226,068	—
Bank loans	6,953,328	—	6,953,328	—
Financial liabilities:
Securities sold under agreements to repurchase	$233,704	$92,278	$141,426	$—
Bank deposits	12,702,746	—	12,702,746	—
Borrowings	256,000	256,000	—	—
Federal Home Loan Bank advances	745,000	745,000	—	—
Senior notes	1,044,768	1,044,768	—	—
Debentures to Stifel Financial Capital Trusts	64,962	—	—	64,962

	December 31, 2016
	Total	Level 1	Level 2	Level 3
Financial assets:
Cash	$877,295	$877,295	$—	$—
Cash segregated for regulatory purposes	73,235	73,235	—	—
Securities purchased under agreements to resell	248,588	227,983	20,605	—
Held-to-maturity securities	3,040,554	—	2,830,869	209,685
Loans held for sale	228,588	—	228,588	—
Bank loans	5,633,804	—	5,633,804	—
Financial liabilities:
Securities sold under agreements to repurchase	$268,546	$149,881	$118,665	$—
Bank deposits	11,092,185	—	11,092,185	—
Borrowings	377,000	377,000	—	—
Federal Home Loan Bank advances	500,000	500,000	—	—
Senior notes	799,632	799,632	—	—
Debentures to Stifel Financial Capital Trusts	52,525	—	—	52,525